Provisions (Tables)	12 Months Ended
Apr. 02, 2023
Provisions [abstract]
Schedule of Reconciliation of Provisions

	Warranty	Sales returns	Asset retirement obligations	Total
	$	$	$	$
March 28, 2021	26.4	13.7	5.5	45.6
Additional provisions recognized	10.0	15.1	2.2	27.3
Reductions resulting from settlement	(7.2)	(14.4)	—	(21.6)
Release of provisions	—	(1.2)	—	(1.2)
Other	—	(0.3)	—	(0.3)
April 3, 2022	29.2	12.9	7.7	49.8
Additional provisions recognized	7.6	10.8	4.1	22.5
Reductions resulting from settlement	(6.4)	(7.5)	—	(13.9)
Release of provisions	—	(1.3)	—	(1.3)
Other	—	0.7	0.3	1.0
April 2, 2023	30.4	15.6	12.1	58.1

Schedule of Current and Non-Current Provisions
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	April 2, 2023	April 3, 2022
	$	$
Current provisions	21.6	18.5
Non-current provisions	36.5	31.3
	58.1	49.8